ALLOWANCE FOR LOAN LOSSES (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance For Loan Losses [Line Items]
Number of contracts	2	4	0	5
Record Principal Balance	$ 12	$ 48	$ 0	$ 1,164
Agricultural and Agricultural Real Estate [Member]
Allowance For Loan Losses [Line Items]
Number of contracts	0	0	0	0
Record Principal Balance	0	0	0	0
Commercial [Member]
Allowance For Loan Losses [Line Items]
Number of contracts	2	2	0	0
Record Principal Balance	12	12	0	0
Commercial Real Estate [Member]
Allowance For Loan Losses [Line Items]
Number of contracts	0	0	0	1
Record Principal Balance	0	0	0	211
Construction Real Estate [Member]
Allowance For Loan Losses [Line Items]
Number of contracts	0	0	0	3
Record Principal Balance	0	0	0	420
Residential Real Estate Loans [Member]
Allowance For Loan Losses [Line Items]
Number of contracts	0	2	0	1
Record Principal Balance	0	36	0	533
Consumer and Other [Member]
Allowance For Loan Losses [Line Items]
Number of contracts	0	0	0	0
Record Principal Balance	$ 0	$ 0	$ 0	$ 0